Acquisition of Verb Direct	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Acquisition of Verb Direct
3.	ACQUISITION OF VERB DIRECT

On April 12, 2019, Verb completed its acquisition of Verb Direct on the terms set forth in the Merger Agreement, at the effective time of the merger, each share of Sound Concepts Capital Stock issued and outstanding immediately prior to the effective time, was cancelled in exchange for cash payment by Verb of an aggregate of $15,000,000, and the issuance of an aggregate of 3,327,791 restricted shares of Verb’s Common Stock with a fair value of $7,820,000 at the closing date of the transaction.

The acquisition was intended to augment and diversify Verb’s internet and SaaS business. Key factors that contributed to the recorded goodwill and intangible assets in the aggregate of $22,677,000 were the opportunity to consolidate and complement existing operations of Verb, certain software and customer list, and the opportunity to generate future synergies within the internet and SaaS business. The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Assets Acquired:
Other current assets	$2,004,000
Property and equipment	58,000
Other assets	1,302,000	$3,364,000
Liabilities Assumed:
Current liabilities	(2,153,000)
Long-term liabilities	(1,068,000)	(3,221,000)
Intangible assets		6,340,000
Goodwill		16,337,000
Purchase Price		$22,820,000

The goodwill recognized in connection with the acquisition is primarily attributable to anticipated synergies from future growth and is not expected to be deductible for tax purposes. Goodwill is not amortized but will be tested for impairment on an annual basis.

The intangible assets, which consist of developed technology of $4,700,000 are being amortized over 5-years, customer relationships of $1,200,000 are being amortized on an accelerated basis over its estimated useful life of 5 years and domain names of $440,000 are determined to have infinite lives but will be tested for impairment on an annual basis.

During the period ended March 31, 2020, the Company recorded amortization expense of $325,000. As of March 31, 2020, the remaining unamortized balance of the intangible assets was $5,040,000.

The following comparative unaudited statements of operations present the Company’s results of operations after giving effect to the purchase of Verb Direct based on the historical financial statements of the Company and Verb Direct. The unaudited pro forma statements of operations for the periods ended March 31, 2020 and 2019 give effect to the transaction to the merger as if it had occurred on January 1, 2019.

	Three Months Ended March 31, 2020	Three Months Ended March 31, 2019
	(unaudited)	(Proforma, unaudited)
Digital	$1,457,000	$1,059,000
Welcome kits and fulfilment	728,000	2,265,000
Shipping	169,000	677,000
Total Revenue	2,354,000	4,001,000

Cost of revenue	1,063,000	2,248,000

Gross margin	1,291,000	1,753,000

Operating expenses	5,151,000	4,782,000

Other income (expense), net	1,914,000	(251,000)

Net loss	(1,946,000)	(3,280,000)

Deemed dividends to Series A stockholders	(3,951,000)	-

Net loss attributed to common stockholders	$(5,897,000)	$(3,280,000)

Loss per share	$(0.23)	$(0.21)
Weighted average number of common shares outstanding - basic and diluted	25,992,426	15,566,835

3.	ACQUISITION OF VERB DIRECT

On April 12, 2019, Verb completed its previously announced acquisition of Verb Direct through a two-step merger, consisting of merging Merger Sub 1 with and into Sound Concepts, with Sound Concepts surviving the “first step” of the merger as a wholly-owned subsidiary of Verb (and the separate corporate existence of Merger Sub 1 then having ceased) and, immediately thereafter, merging Sound Concepts (as of the closing of the first step, then known as Verb Direct, Inc.) with and into Merger Sub 2, with Merger Sub 2 surviving the “second step” of the merger, such that, upon the conclusion of the “second step” of the merger, the separate corporate existence of Verb Direct, Inc. (formerly Sound Concepts) then having ceased and Merger Sub 2 continued its limited liability company existence under Utah law as the surviving entity and as a wholly-owned subsidiary of Verb, then known as Verb Direct. On the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the merger, each share of Sound Concepts Capital Stock issued and outstanding immediately prior to the effective time, was cancelled in exchange for cash payment by Verb of an aggregate of $15,000,000, and the issuance of an aggregate of 3,327,791 restricted shares of Verb’s Common Stock. The Acquisition Cash Payment was paid using a portion of the net proceeds Verb received as a result of the public offering of the units. Pursuant to the requirements of current accounting guidance, Verb valued the acquisition shares at $7,820,000, the fair value of the shares at the closing date of the transaction.

The acquisition was intended to augment and diversify Verb’s internet and SaaS business. Key factors that contributed to the recorded goodwill and intangible assets in the aggregate of $22,677,000 were the opportunity to consolidate and complement existing operations of Verb, certain software and customer list, and the opportunity to generate future synergies within the internet and SaaS business.

The allocation of the purchase price was completed on December 31, 2019 through the assistance of a valuation specialist. The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Assets Acquired:
Other current assets	$2,004,000
Property and equipment	58,000
Other assets	1,302,000	$3,364,000
Liabilities Assumed:
Current liabilities	(2,153,000)
Long-term liabilities	(1,068,000)	(3,221,000)
Intangible assets		6,340,000
Goodwill		16,337,000
Purchase Price		$22,820,000

The goodwill recognized in connection with the acquisition is primarily attributable to anticipated synergies from future growth and is not expected to be deductible for tax purposes. Goodwill is not amortized but will be tested for impairment on an annual basis.

The intangible assets, which consist mostly of developed technology of $4,700,000 are being amortized over 5-years, customer relationships of $1,200,000 are being amortized on an accelerated basis over its estimated useful life of 5 years and domain names of $440,000 are determined to have infinite lives but will be tested for impairment on an annual basis.

During the year ended December 31, 2019, the Company recorded amortization expense of $975,000. As of December 31, 2019, the remaining unamortized balance of the intangible assets was $5,365,000.

The following table summarizes the amortization expense to be recorded in future periods for intangible assets that are subject to amortization:

Year ending	Amortization
2020	$1,255,000
2021	1,195,000
2022	1,135,000
2023	1,075,000
2024 and thereafter	265,000
Total amortization	$4,925,000

The following unaudited pro forma statements of operations present the Company’s pro forma results of operations after giving effect to the purchase of Verb Direct based on the historical financial statements of the Company and Verb Direct. The unaudited pro forma statements of operations for the year ended December 31, 2019 and 2018 give effect to the transaction to the merger as if it had occurred on January 1, 2018.

	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Proforma, unaudited)	(Proforma, unaudited)
Digital	$5,290,000	$3,734,000
Welcome kits and fulfilment	6,178,000	7,258,000
Shipping	1,624,000	1,774,000
Total Revenue	13,092,000	12,766,000

Cost of revenue	7,088,000	7,173,000

Gross margin	6,004,000	5,593,000

Operating expenses	22,048,000	14,295,000

Other expense, net	(99,000)	(4,326,000)

Loss before income tax provision	(16,143,000)	(13,028,000)

Income tax provision	2,000	1,000

Net loss	$(16,145,000)	$(13,029,000)

Loss per share	$(0.76)	$(0.99)
Weighted average number of common shares outstanding - basic and diluted	21,116,207	13,198,681

Results of operation of Verb Direct subsequent to the acquisition are as follows:

Period April 1, 2019 through December 31, 2019

Revenue	$9,041,000
Cost of revenue	4,766,000
Operating expenses	6,308,000
Other income expense	(11,000)
Net loss	$(2,044,000)

These amounts were included in the accompany Consolidated Statement of Operations.